Shareholders' Equity (Details) - $ / shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Class of Stock [Line Items]
Dividend yield	0.00%	0.00%
Maximum [Member]
Class of Stock [Line Items]
Suboptimal exercise multiple	$ 1.5	$ 2.5
Risk free interest rate	1.83%	2.20%
Volatility	60.00%	55.00%
Minimum [Member]
Class of Stock [Line Items]
Suboptimal exercise multiple	$ 1.0	$ 2.0
Risk free interest rate	0.50%	0.20%
Volatility	53.00%	50.00%